Employee Benefit Plans - Schedule of Future Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2017 USD ($)
Pension Benefits
Defined Benefit Plan Disclosure
2018	$ 105
2019	109
2020	107
2021	111
2022	112
2023-2027	593
Other Postretirement Benefits
Defined Benefit Plan Disclosure
2018	24
2019	22
2020	17
2021	12
2022	10
2023-2027	$ 47